Share-based Compensation (Fair Value of Share Options, Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.83%	2.74%
Risk-free interest rate, maximum	3.35%	3.88%
Expected life (years)	6 years 4 months 6 days
Volatility, minimum	46.98%	43.10%
Volatility, maximum	74.00%	57.70%
Dividend yield	0.00%	0.00%
Fair value of underlying ordinary shares at grant date, minimum	$ 11.17	$ 5.01
Fair value of underlying ordinary shares at grant date, maximum	$ 14.73	$ 14.09
Fair value of the share options at grant date, minimum	$ 5.50	$ 2.64
Fair value of the share options at grant date, maximum	$ 8.31	$ 8.15
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 4 months 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		5 years 4 months 24 days